Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 48.6%
	AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.4%
186,529	Delphi Technologies PLC*,1	$2,650,577
	CASINO HOTEL — 3.1%
1,611,620	Caesars Entertainment Corp*,2	19,548,951
	COMMERCIAL BANKS-SOUTHERN US — 0.4%
57,958	IBERIABANK Corp.	2,639,407
	DIVERSIFIED BANKING INSTITUTION — 0.0%
1,458	Morgan Stanley	70,421
	ELECTRONIC PARTS DISTRIBUTOR — 0.1%
3,326	Tech Data Corp.*	482,270
	INSURANCE BROKERS — 11.3%
361,204	Willis Towers Watson PLC[1]	71,139,128
	INTERNET BROKERS — 8.5%
363,117	E*TRADE Financial Corp.	18,057,809
973,935	TD Ameritrade Holding Corp.[2]	35,431,755
		53,489,564
	INVESTMENT MANAGEMENT/ADVISORY SERVICES — 5.2%
660,492	Legg Mason, Inc.[2]	32,859,477
	MEDICAL PRODUCTS — 1.4%
285,588	Wright Medical Group N.V.*,1,2	8,487,675
	NETWORKING PRODUCTS — 5.6%
410,508	LogMeIn, Inc.[2]	34,798,763
	NON-HAZARDOUS WASTE DISPOSAL — 4.6%
953,139	Advanced Disposal Services Inc*,2	28,756,204
	PIPELINES — 2.8%
2,077,524	Equitrans Midstream Corp.[2]	17,264,219
	SPECIFIED PURPOSE ACQUISITIONS — 3.5%
45,461	Acamar Partners Acquisition Corp.*	465,975
7,925	Alussa Energy Acquisition Corp.*,1	79,329
56,732	AMCI Acquisition Corp. - Class A*	579,801
31,663	Andina Acquisition Corp. III*,1	324,862
100	Apex Technology Acquisition Corp.*	1,101
50,000	CC Neuberger Principal Holdings I*,1	530,000

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
75,800	CF Finance Acquisition Corp. - Class A*	$822,430
50,000	Churchill Capital Corp. III - Class A*	539,500
47,185	CIIG Merger Corp.*	481,287
50,000	DFP Healthcare Acquisitions Corp.*	532,500
2	DiamondPeak Holdings Corp.*	22
48,134	DiamondPeak Holdings Corp. - Class A*	495,780
225,000	Far Point Acquisition Corp. - Class A*	2,304,000
16,430	FinTech Acquisition Corp. III - Class A*	183,359
47,000	Flying Eagle Acquisition Corp. - Class A*	516,060
50,000	Fortress Value Acquisition Corp.*	515,000
63,200	Fusion Acquisition Corp.*	642,112
19,139	GigCapital2, Inc.*	194,069
31,600	GS Acquisition Holdings Corp. II*	332,116
29,449	GX Acquisition Corp.*	304,797
46,480	GX Acquisition Corp. - Class A*	474,096
31,626	Hennessy Capital Acquisition Corp. III*	339,980
69,757	Hudson Executive Investment Corp.*	711,521
34,451	Juniper Industrial Holdings, Inc.*	354,845
23,500	Juniper Industrial Holdings, Inc. - Class A*	234,295
63,200	Kensington Capital Acquisition Corp.*	633,264
102	Leisure Acquisition Corp.*	1,244
50,000	Live Oak Acquisition Corp.*	501,000
85,106	Netfin Acquisition Corp. - Class A*,1	914,890
58,374	New Providence Acquisition Corp. - Class A*	588,410
57,077	Pivotal Investment Corp. II - Class A*	579,332
21,388	Replay Acquisition Corp.*,1	218,158
50,561	RMG Acquisition Corp. - Class A*	517,239
54,415	SC Health Corp. - Class A*,1	550,136
32,088	Silver Spike Acquisition Corp. - Class A*,1	324,089
32,977	Social Capital Hedosophia Holdings Corp. II*,1	414,191
5,650	Social Capital Hedosophia Holdings Corp. II - Class A*,1	66,388
26,386	Social Capital Hedosophia Holdings Corp. III*,1	313,202
2	Social Capital Hedosophia Holdings Corp. III - Class A*,1	22
50,000	South Mountain Merger Corp.*	520,000
65,842	Spartan Energy Acquisition Corp. - Class A*	705,826
157	Stable Road Acquisition Corp. - Class A*	1,562
50,000	Sustainable Opportunities Acquisition Corp.*,1	505,000
182	Tenzing Acquisition Corp.*,1	1,957
3,000	Thunder Bridge Acquisition II Ltd.*,1	31,500
47,400	Trebia Acquisition Corp.*,1	495,330
90,032	Trine Acquisition Corp. - Class A*	940,834

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
41,357	Tuscan Holdings Corp.*	$423,082
16,628	Tuscan Holdings Corp. II*	165,449
46,910	Union Acquisition Corp. II*,1	469,100
		21,840,042
	THERAPEUTICS — 1.7%
595,406	Portola Pharmaceuticals, Inc.*,2	10,711,354
	TOTAL COMMON STOCKS
	(Cost $301,441,197)	304,738,052
	RIGHTS — 0.0%
499,660	Stemline Therapeutics, Inc., Expiration Date: December 31, 2021*,3	164,888
	TOTAL RIGHTS
	(Cost $164,888)	164,888
	WARRANTS — 0.0%
2,545	DiamondPeak Holdings Corp., Expiration Date: April 12, 2024*	4,479
3,901	Flying Eagle Acquisition Corp., Expiration Date: February 26, 2027*	11,703
1,251	Social Capital Hedosophia Holdings Corp. II, Expiration Date: December 31, 2025*,1	4,529
560	Social Capital Hedosophia Holdings Corp. III, Expiration Date: December 31, 2025*,1	1,680
	TOTAL WARRANTS
	(Cost $0)	22,391
	SHORT-TERM INVESTMENTS — 66.3%
416,460,770	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 0.05%[4]	416,460,770
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $416,460,770)	416,460,770
	TOTAL INVESTMENTS — 114.9%
	(Cost $718,066,855)	721,386,101
	Liabilities in Excess of Other Assets — (14.9)%	(93,658,990)
	TOTAL NET ASSETS — 100.0%	$627,727,111
	SECURITIES SOLD SHORT — (26.2)%
	COMMON STOCKS — (26.2)%
	AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — (0.5)%
(80,338)	BorgWarner, Inc.	(2,835,931)
	CASINO SERVICES — (0.9)%
(144,691)	Eldorado Resorts Inc*	(5,796,321)

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMERCIAL BANKS-SOUTHERN US — (0.4)%
(265,678)	First Horizon National Corp.	$(2,646,153)
	DIVERSIFIED BANKING INSTITUTION — (2.9)%
(378,803)	Morgan Stanley	(18,296,185)
	FINANCE-INVESTMENT BANKER/BROKER — (5.7)%
(1,055,112)	Charles Schwab Corp.	(35,599,479)
	INSURANCE BROKERS — (12.0)%
(390,110)	Aon PLC - Class A1	(75,135,186)
	INTERNET BROKERS — (0.0)%
(1,398)	E*TRADE Financial Corp.	(69,522)
	MEDICAL-DRUGS — (0.0)%
(5)	AbbVie, Inc.	(491)
	PIPELINES — (2.7)%
(2,077,522)	Equitrans Midstream Corp.	(17,264,208)
	TELECOMMUNICATION EQUIPMENT — (1.1)%
(102,756)	Acacia Communications, Inc.*	(6,904,176)
	TOTAL COMMON STOCKS
	(Proceeds $163,126,624)	(164,547,652)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $163,126,624)	$(164,547,652)

PLC — Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $123,845,104.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.03% of Net Assets. The total value of these securities is $164,888.
[4]	The rate is the annualized seven-day yield at period end.

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 13.8%
$925,000	ALM VII R Ltd. Series 2013-7RA, Class CR, 5.259% (3-Month USD Libor+404 basis points), 10/15/2028[1,2,3]	$924,960
226,463	Arroyo Mortgage Trust Series 2019-2, Class A3, 3.800%, 4/25/2049[1,2,4]	226,495
1,010,730	Atlas Senior Loan Fund III Ltd. Series 2013-1A, Class DR, 2.986% (3-Month USD Libor+260 basis points), 11/17/2027[1,2,3]	840,655
125,000	Deephaven Residential Mortgage Trust Series 2017-3A, Class B1, 4.814%, 10/25/2047[1,2,4]	121,847
250,000	Foursight Capital Automobile Receivables Trust Series 2019-1, Class E, 4.300%, 9/15/2025[1,2]	250,696
	Freddie Mac STACR
300,000	Series 2019-HQA3, Class B1, 3.184% (1-Month USD Libor+300 basis points), 9/25/2049[1,2,3]	279,859
818,224	Series 2019-HQA3, Class M2, 2.035% (1-Month USD Libor+185 basis points), 9/25/2049[1,2,3]	796,434
	Freddie Mac Stacr Remic Trust
500,000	Series 2020-DNA1, Class M2, 1.885% (1-Month USD Libor+170 basis points), 1/25/2050[1,2,3]	476,376
500,000	Series 2020-HQA1, Class M2, 2.084% (1-Month USD Libor+190 basis points), 1/25/2050[1,2,3]	472,465
250,000	Mello Warehouse Securitization Trust Series 2019-2, Class G, 4.184% (1-Month USD Libor+400 basis points), 11/25/2052[1,2,3]	239,582
548,266	Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A1, 0.425% (1-Month USD Libor+24 basis points), 3/25/2037[2,3]	196,092
	Multifamily Connecticut Avenue Securities Trust
236,955	Series 2019-01, Class M7, 1.885% (1-Month USD Libor+170 basis points), 10/15/2049[1,2,3,4]	222,042
499,323	Series 2020-01, Class M7, 2.134% (1-Month USD Libor+195 basis points), 3/25/2050[1,2,3,4]	472,235
500,000	Series 2020-01, Class M10, 3.934% (1-Month USD Libor+375 basis points), 3/25/2050[1,2,3,4]	456,233
500,000	Series 2020-01, Class CE, 7.684% (1-Month USD Libor+750 basis points), 3/25/2050[1,2,3,4]	371,850
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/19/2028[1,2,4]	401,768
350,000	Upstart Securitization Trust Series 2019-3, Class C, 5.381%, 1/21/2030[1,2]	326,773
	TOTAL ASSET-BACKED SECURITIES
	(Cost $7,539,618)	7,076,362

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 24.1%
39,593	Aberdeen Emerging Markets Equity Income Fund, Inc.[5]	$239,538
37,413	Aberdeen Total Dynamic Dividend Fund[5]	288,080
29,220	AllianzGI Dividend Interest & Premium Strategy Fund[5]	326,680
66,818	BlackRock Debt Strategies Fund, Inc.[5]	623,412
18,693	BlackRock New York Municipal Income Quality Trust[5]	246,748
59,460	BlackRock Resources & Commodities Strategy Trust[5]	364,490
35,053	BrandywineGLOBAL Global Income Opportunities Fund, Inc.[5]	404,512
21,587	Clough Global Equity Fund[5]	229,901
31,553	Clough Global Opportunities Fund[5]	274,827
16,203	Delaware Enhanced Global Dividend & Income Fund[5]	130,920
104,804	Eaton Vance Floating-Rate Income Plus Fund[5]	1,449,439
42,193	Eaton Vance Ltd. Duration Income Fund[5]	475,515
38,348	Eaton Vance Municipal Bond Fund	487,787
9,009	Eaton Vance Senior Income Trust	48,018
8,903	First Trust MLP and Energy Income Fund	49,946
36,891	Highland Global Allocation Fund/CEF[5]	237,578
55,994	Highland Income Fund[5]	450,752
15,958	Invesco High Income Trust II5	190,698
3,140	John Hancock Tax-Advantaged Global Shareholder Yield Fund[5]	16,454
27,723	Kayne Anderson Midstream/Energy Fund, Inc.[5]	125,585
24,140	Kayne Anderson MLP/Midstream Investment Co.[5]	127,459
6,811	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	38,482
39,301	NexPoint Strategic Opportunities Fund	413,446
8,684	Nuveen AMT-Free Municipal Credit Income Fund[5]	132,691
31,571	Nuveen Credit Strategies Income Fund[5]	184,375
16,656	Nuveen Georgia Quality Municipal Income Fund[5]	203,203
13,058	Nuveen Quality Municipal Income Fund	183,073
66,131	PGIM Global High Yield Fund, Inc.[5]	841,186
14,072	PGIM High Yield Bond Fund, Inc.[5]	186,173
42,327	PIMCO Energy & Tactical Credit Opportunities Fund[5]	298,829
30,018	Royce Micro-Cap Trust, Inc.[5]	216,130
12,285	Source Capital, Inc.[5]	406,428
6,875	Special Opportunities Fund, Inc.[5]	77,481
56,287	Templeton Global Income Fund[5]	302,261
29,926	Voya Global Equity Dividend and Premium Opportunity Fund[5]	144,543
39,219	Voya Natural Resources Equity Income Fund[5]	99,616
296,489	Voya Prime Rate Trust[5]	1,206,710
14,923	Wells Fargo Income Opportunities Fund	104,759
54,543	Western Asset Global High Income Fund, Inc.[5]	504,523
	TOTAL CLOSED-END FUNDS
	(Proceeds $13,122,680)	12,332,248

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 21.9%
	Alternative Loan Trust
$49,067	Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035[2]	$48,778
9,435,946	Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[2,4]	121,658
269,694	Series 2006-6CB, Class 2A3, 5.750%, 5/25/2036[2]	162,691
467,953	Series 2007-HY7C, Class A4, 0.415% (1-Month USD Libor+23 basis points), 8/25/2037[2,3]	381,694
157,825	American Home Mortgage Assets Trust Series 2007-1, Class A1, 2.204% (12MTA+70 basis points), 2/25/2047[2,3]	85,790
65,275	Banc of America Funding Trust Series 2007-A, Class 2A1, 0.350% (1-Month USD Libor+16 basis points), 2/20/2047[2,3]	61,772
193,154	Bear Stearns Trust Series 2005-7, Class 22A1, 3.736%, 9/25/2035[2,4]	151,713
	Connecticut Avenue Securities Trust
396,436	Series 2019-R01, Class 2M2, 2.485% (1-Month USD Libor+245 basis points), 8/25/2031[1,2,3,4]	390,280
500,000	Series 2019-R04, Class 2B1, 5.434% (1-Month USD Libor+525 basis points), 6/25/2039[1,2,3,4]	464,611
687,419	Series 2019-R02, Class 1M2, 2.484% (1-Month USD Libor+230 basis points), 8/25/2031[1,2,3]	677,631
500,000	Series 2019-R06, Class 2B1, 3.934% (1-Month USD Libor+375 basis points), 9/25/2039[1,2,3,4]	402,440
400,000	Series 2020-R01, Class 1M2, 2.234% (1-Month USD Libor+205 basis points), 1/25/2040[1,2,3]	379,224
446,736	CSMC Mortgage-Backed Trust Series 2006-6, Class 1A4, 6.000%, 7/25/2036[2]	359,040
935,453	CSMC Trust Series 2017-RPL3, Class B5, 4.881%, 8/1/2057[1,2,4]	873,006
208,242	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR3, Class A6, 0.465% (1-Month USD Libor+28 basis points), 8/25/2036[2,3]	190,166
267,945	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-AR2, Class 2A1, 3.818%, 10/25/2035[2,4]	238,454
250,000	Foursight Capital Automobile Receivables Trust Series 2020-1, Class F, 4.620%, 6/15/2027[1,2]	209,909
282,097	GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1, 0.365% (1-Month USD Libor+18 basis points), 1/25/2037[2,3]	247,049
	HarborView Mortgage Loan Trust
162,292	Series 2006-13, Class A, 0.374% (1-Month USD Libor+18 basis points), 11/19/2046[2,3]	132,146
97,125	Series 2006-14, Class 2A1A, 0.344% (1-Month USD Libor+15 basis points), 1/25/2047[2,3]	84,763

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$142,672	Homeward Opportunities Fund I Trust Series 2019-2, Class A3, 3.007%, 9/25/2059[1,2,4]	$143,202
110,897	Impac CMB Trust Series 2004-10, Class 3A1, 0.884% (1-Month USD Libor+70 basis points), 3/25/2035[2,3]	103,825
2,717	IndyMac INDA Mortgage Loan Trust Series 2007-AR2, Class A1, 3.827%, 6/25/2037[2,4]	2,344
593,472	IndyMac INDX Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 0.405% (1-Month USD Libor+22 basis points), 4/25/2046[2,3]	526,759
136,746	JP Morgan Alternative Loan Trust Series 2007-A2, Class 11A1, 0.365% (1-Month USD Libor+18 basis points), 6/25/2037[2,3]	92,303
823,663	JP Morgan Mortgage Trust Series 2005-A8, Class 3A1, 3.962%, 11/25/2035[2,4]	762,879
	MASTR Alternative Loan Trust
546,664	Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047[2]	361,903
285,878	Series 2005-5, Class 3A1, 5.750%, 8/25/2035[2]	216,346
618,505	Merrill Lynch Alternative Note Asset Trust Series 2007-A2, Class A3A, 0.295% (1-Month USD Libor+11 basis points), 3/25/2037[2,3]	251,665
	Morgan Stanley Mortgage Loan Trust
511,403	Series 2006-13AX, Class A2, 0.524% (1-Month USD Libor+34 basis points), 10/25/2036[2,3,4]	265,670
283,280	Series 2006-1AR, Class 1A1, 0.465% (1-Month USD Libor+28 basis points), 2/25/2036[2,3]	207,364
	RALI Trust
169,144	Series 2006-QS6, Class 1A2, 6.000%, 6/25/2036[2]	155,409
253,781	Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036[2]	233,173
353,858	Series 2007-QS5, Class A1, 5.500%, 3/25/2037[2]	322,246
364,880	Series 2006-QO9, Class 1A3A, 0.385% (1-Month USD Libor+20 basis points), 12/25/2046[2,3]	314,371
217,878	Series 2006-QS15, Class A1, 6.500%, 10/25/2036[2]	207,082
293,253	Series 2007-QO4, Class A1A, 0.375% (1-Month USD Libor+19 basis points), 5/25/2047[2,3]	261,172
470,175	Residential Asset Securitization Trust Series 2006-A4, Class 2A1, 0.884% (1-Month USD Libor+70 basis points), 5/25/2036[2,3]	411,251
	STACR Trust
244,600	Series 2018-HRP1, Class B2, 11.934% (1-Month USD Libor+1,175 basis points), 4/25/2043[1,2,3]	234,198
250,000	Series 2018-HRP2, Class M3, 2.584% (1-Month USD Libor+240 basis points), 2/25/2047[1,2,3]	234,159

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$234,000	Verus Securitization Trust Series 2019-INV2, Class B1, 4.452%, 7/25/2059[1,2,4]	$227,322
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $12,071,206)	11,197,458

Number of Shares
	COMMON STOCKS — 14.1%
	CONSUMER DISCRETIONARY — 0.7%
27,057	Caesars Entertainment Corp.*	328,202
3,149	Delphi Technologies PLC*,6	44,747
		372,949
	ENERGY — 0.6%
35,048	Equitrans Midstream Corp.	291,250
	FINANCIALS — 10.5%
3,014	8i Enterprises Acquisition Corp.*,5,6	30,472
3,452	Agba Acquisition Ltd.*,5,6	31,724
5,879	Alussa Energy Acquisition Corp.*,5,6	58,849
4,149	Amplitude Healthcare Acquisition Corp.*,5	41,988
685	ARYA Sciences Acquisition Corp. II*,6	7,946
12,007	Bain Capital Specialty Finance, Inc.	133,038
145,453	Barings BDC, Inc.[5]	1,154,897
1,635	Brilliant Acquisition Corp.*,6	16,399
5,733	CC Neuberger Principal Holdings I*,6	60,770
3,962	Chardan Healthcare Acquisition 2 Corp.*	41,601
3,246	Churchill Capital Corp. II*,5	39,536
1,699	CIIG Merger Corp.*,5	17,330
4,338	Collective Growth Corp.*	41,254
2,505	Crescent Acquisition Corp.*,5	27,054
5,985	dMY Technology Group, Inc.*,5	63,321
3,533	E*TRADE Financial Corp.	175,696
4,001	East Stone Acquisition Corp.*,5,6	40,610
2,836	Flying Eagle Acquisition Corp.*,5	33,039
1,254	Fortress Value Acquisition Corp.*	12,916
747	Fusion Acquisition Corp.*	7,589
15,726	Golub Capital BDC, Inc.	183,208
7,084	Greenrose Acquisition Corp.*,5	70,840
5,713	Greenvision Acquisition Corp.*,5	59,130
142	GS Acquisition Holdings Corp. II*	1,492
2,434	GX Acquisition Corp.*,5	25,192
1,777	Haymaker Acquisition Corp. II*,5	19,547

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
849	Healthcare Merger Corp.*,5	$8,753
957	IBERIABANK Corp.	43,582
808	Insurance Acquisition Corp.*,5	12,120
6,444	InterPrivate Acquisition Corp.*,5	65,471
112	Juniper Industrial Holdings, Inc.*,5	1,154
2,175	Kensington Capital Acquisition Corp.*	21,793
3,267	Landcadia Holdings II, Inc.*,5	56,454
10,978	Legg Mason, Inc.[5]	546,155
2,364	LifeSci Acquisition Corp.*,5	24,255
6,857	LIV Capital Acquisition Corp.*,5,6	68,639
4,310	Live Oak Acquisition Corp.*	43,186
16,502	Longview Acquisition Corp.*	166,670
6,824	Merida Merger Corp. I*,5	66,807
164	Morgan Stanley	7,921
5,830	Mountain Crest Acquisition Corp.*	58,533
2,694	Netfin Acquisition Corp.*,5,6	34,618
2,547	Newborn Acquisition Corp.*,5,6	25,877
16,683	Novus Capital Corp.*	175,171
3,314	Osprey Technology Acquisition Corp.*,5	33,670
4,824	Pivotal Investment Corp. II*,5	49,687
2,143	PropTech Acquisition Corp.*,5	22,716
2,738	Replay Acquisition Corp.*,5,6	27,654
2,643	Roth CH Acquisition I Co.*	26,562
154	SC Health Corp.*,5,6	1,602
3,524	South Mountain Merger Corp.*,5	36,650
1,131	Stable Road Acquisition Corp.*,5	11,423
2,157	Sustainable Opportunities Acquisition Corp.*,6	21,786
10,007	TD Ameritrade Holding Corp.	364,055
1,752	Thunder Bridge Acquisition II Ltd.*,5,6	18,396
3,830	Trine Acquisition Corp.*,5	42,513
2,698	Tuscan Holdings Corp.*,5	28,869
2,464	Tuscan Holdings Corp. II*,5	24,739
3,996	Willis Towers Watson PLC[6]	787,012
4,702	Yunhong International Co., Ltd.*,5,6	47,020
		5,366,951
	HEALTH CARE — 0.6%
10,049	Portola Pharmaceuticals, Inc.*	180,782
4,888	Wright Medical Group N.V.*,5,6	145,271
		326,053

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 0.6%
10,049	Advanced Disposal Services, Inc.*	$303,178
	TECHNOLOGY — 1.1%
1	American Virtual Cloud Technologies, Inc.*	3
6,646	LogMeIn, Inc.[5]	563,381
103	Tech Data Corp.*	14,935
		578,319
	TOTAL COMMON STOCKS
	(Cost $7,162,426)	7,238,700

Principal Amount
	CORPORATE BONDS — 2.5%
	FINANCIALS — 2.5%
$300,000	Allegiance Bank 5.250% (3-Month USD Libor+303 basis points), 12/15/2027[1,2,4]	312,630
200,000	Atlantic Capital Bancshares, Inc. 6.250% (3-Month USD Libor+468 basis points), 9/30/2025[1,2,4]	201,548
205,570	BlackRock Capital Investment Corp. 5.000%, 6/15/2022[5,7]	181,343
300,000	ConnectOne Bancorp, Inc. 5.200% (3-Month USD Libor+284 basis points), 2/1/2028[2,4]	293,655
300,000	Independent Bank Group, Inc. 5.000% (3-Month USD Libor+283 basis points), 12/31/2027[2,4]	299,114
		1,288,290
	TOTAL CORPORATE BONDS
	(Cost $1,275,823)	1,288,290

Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES — 2.2%
	FINANCIALS — 2.2%
1,406	Capital Southwest Corp. 5.950%, 12/15/2022[2,5]	34,180
4,192	Monroe Capital Corp. 5.750%, 10/31/2023[2,5]	95,410
	Oxford Square Capital Corp.
14,692	6.500%, 3/30/2024[2,5]	348,494
2,042	6.250%, 4/30/2026[2,5]	45,761
2,951	PennantPark Investment Corp. 5.500%, 10/15/2024[2,5]	66,398
4,651	Portman Ridge Finance Corp. 6.125%, 9/30/2022[2,5]	112,089

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED DEBT SECURITIES (Continued)
	FINANCIALS (Continued)
5,256	Stellus Capital Investment Corp. 5.750%, 9/15/2022[2,5]	$120,515
	THL Credit, Inc.
4,458	6.750%, 12/30/2022[2,5]	108,954
3,640	6.125%, 10/30/2023[2,5]	86,122
1,703	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/2022[2,5]	40,991
1,800	WhiteHorse Finance, Inc. 6.500%, 11/30/2025[2,5]	43,218
		1,102,132
	TOTAL EXCHANGE-TRADED DEBT SECURITIES
	(Cost $1,103,627)	1,102,132
	RIGHTS — 0.0%
3,014	8i Enterprises Acquisition Corp., Expiration Date: December 30, 2020*,6	944
13,056	Big Rock Partners Acquisition Corp., Expiration Date: July 3, 2020*,5	3,656
6,862	KBL Merger Corp IV, Expiration Date: August 31, 2020*,5	1,715
8,260	Stemline Therapeutics, Inc., Expiration Date: December 31, 2021*,8	2,726
	TOTAL RIGHTS
	(Cost $2,726)	9,041
	WARRANTS — 0.0%
3,014	8i Enterprises Acquisition Corp., Expiration Date: October 1, 2025*,6	1,386
6,528	Big Rock Partners Acquisition Corp., Expiration Date: December 1, 2022*,5	2,937
1,303	KBL Merger Corp IV, Expiration Date: January 15, 2024*	404
2,730	Legacy Acquisition Corp., Expiration Date: November 30, 2022*	1,338
10,072	Leisure Acquisition Corp., Expiration Date: December 28, 2022*,5	9,468
3,268	Lion Group Holding Ltd., Expiration Date: April 30, 2026*,5,6	539
3,412	Merida Merger Corp. I, Expiration Date: November 7, 2026*,5	1,774
	TOTAL WARRANTS
	(Cost $0)	17,846
	SHORT-TERM INVESTMENTS — 24.2%
12,389,922	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class 0.050%[9]	12,389,922
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $12,389,922)	12,389,922
	TOTAL INVESTMENTS — 102.8%
	(Cost $54,668,028)	52,651,999
	Liabilities in Excess of Other Assets — (2.8)%	(1,415,362)
	TOTAL NET ASSETS — 100.0%	$51,236,637

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (6.7)%
	COMMON STOCKS — (4.0)%
	CONSUMER DISCRETIONARY — (0.3)%
(1,357)	BorgWarner, Inc.	$(47,902)
(2,427)	Eldorado Resorts, Inc.*	(97,226)
		(145,128)
	ENERGY — (0.6)%
(35,049)	Equitrans Midstream Corp.	(291,257)
	FINANCIALS — (2.9)%
(4,756)	Aon PLC - Class A6	(916,006)
(10,838)	Charles Schwab Corp.	(365,674)
(158)	E*TRADE Financial Corp.	(7,857)
(4,387)	First Horizon National Corp.	(43,694)
(3,686)	Morgan Stanley	(178,034)
		(1,511,265)
	TECHNOLOGY — (0.2)%
(1,724)	Acacia Communications, Inc.*	(115,836)
	TOTAL COMMON STOCKS
	(Proceeds $2,036,955)	(2,063,486)
	EXCHANGE-TRADED FUNDS — (2.7)%
(25,000)	Invesco Senior Loan ETF	(533,750)
(6,250)	iShares iBoxx High Yield Corporate Bond ETF	(510,125)
(1,900)	SPDR Bloomberg Barclays High Yield Bond ETF	(192,204)
(6,000)	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	(151,200)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $1,425,667)	(1,387,279)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $3,462,622)	$(3,450,765)

ETF — Exchange-Traded Fund
PLC — Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $11,630,430, which represents 22.70% of total net assets of the Fund.
[2]	Callable.
[3]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4]	Variable rate security.
[5]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $9,806,849.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Convertible security.
[8]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.01% of Net Assets. The total value of these securities is $2,726.
[9]	The rate is the annualized seven-day yield at period end.